Significant Estimates And Certain Concentrations	12 Months Ended
Dec. 31, 2012
Significant Estimates And Certain Concentrations [Abstract]
Significant Estimates And Certain Concentrations

(7)        Significant Estimates and Certain Concentrations

Twenty eight percent (28%) of the Company’s employees are covered by various collective bargaining agreements. Approximately 57% of those union employees (16% of our total employees) are covered by a contract that expires in 2013. The Company believes it has a good working relationship with its employees and has been successful in negotiating multi-year union contracts without work stoppages.

The Company has a noncontributory defined benefit pension plan and a postretirement health care plan that provide certain postretirement benefits to eligible employees. The benefit obligation is the actuarial present value of all benefits attributed to services rendered prior to the valuation date based on the Entry Age Actuarial Cost Method and the Projected Unit Credit Actuarial Cost Method, respectively. It is reasonably possible that events could occur that would change the estimated amount of these liabilities materially in the near term.

The current protracted economic decline continues to present companies with challenges, which in some cases have resulted in large declines in the fair value of investments and other assets, declines in the volume of business, constraints on liquidity and difficulty obtaining financing. The financial statements have been prepared using values and information currently available to the Company.

Current economic and financial market conditions could adversely affect our results of operations in future periods. The current instability in the financial markets may make it difficult for certain of our customers to obtain financing, which may significantly impact the volume of future sales and adversely impact the Company’s future operating results.

Our Ready-Mixed Concrete Business includes precast concrete construction which involves short-term and long-term contracts. Revenues for these contracts are recognized on the percentage-of-completion method based on the ratio of contract costs incurred to date to total estimated costs. Full provision is made for any anticipated losses. However, because of the inherent uncertainties in estimating costs and revenues, it is at least reasonably possible that the estimates used could change in the near term.

In addition, given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in investment values (including defined benefit pension plan investments), allowances for accounts, net realizable value of inventory, and realization of deferred tax assets that could negatively impact the Company’s ability to meet debt covenants or maintain sufficient liquidity.

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Company.

The Company invests in various equity securities which are exposed to market risks. Due to the level of risk associated with certain equity securities, it is at least reasonably possible that changes in the values of equity securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying balance sheet.

At the annual meeting to be held on April 10, 2013, shareholders will be voting on a proposed amendment to our Articles of Incorporation to provide for the Company’s perpetual term of existence.  If the proposal is not approved, our corporate existence will cease by operation of law on July 28, 2013 and our Company would be dissolved and liquidated. If the proposal is approved, the Company’s existence would be extended in perpetuity beyond July 28, 2013 and the rights of our Company shareholders after that date would be unchanged from what they are immediately prior to that date. The Company believes it is extremely likely that shareholders will approve the proposed amendment.